REVENUES - Schedule of revenues by product (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022 CNY (¥) Plant	Mar. 31, 2020 CNY (¥) MWh Plant	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUES
Total revenues	¥ 31,000		¥ 83,127,296	$ 12,052,325	¥ 40,826,521	¥ 35,129,459
Agreement to sell number of solar power plants | Plant		2
Number of solar power plants reclassified as assets/liabilities held for sale | Plant	2
Sales of solar modules
REVENUES
Total revenues			80,224,354		37,737,383	32,556,394
Sales of solar projects
REVENUES
Total revenues		¥ 1,198,000	31,400		0	1,197,713
Quantity of solar modules sold | MWh		155
Sales of silicon wafers
REVENUES
Total revenues			466,553		1,152,055	452,141
Sales of solar cells
REVENUES
Total revenues			1,024,114		606,582	344,510
Sales of other solar materials
REVENUES
Total revenues			1,380,875		1,043,760	478,184
Processing service fees
REVENUES
Total revenues			0		186,045	0
Revenue from generated electricity
REVENUES
Total revenues			0		100,696	100,517
Incidental revenue			¥ 47,000		¥ 0	¥ 8,000